Expense Example - BTS Managed Income Fund	Apr. 21, 2026 USD ($)
BTS Managed Income Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 572
Expense Example, with Redemption, 3 Years	1,507
Expense Example, with Redemption, 5 Years	2,447
Expense Example, with Redemption, 10 Years	4,822
BTS Managed Income Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	1,389
Expense Example, with Redemption, 5 Years	2,489
Expense Example, with Redemption, 10 Years	5,194
BTS Managed Income Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	1,104
Expense Example, with Redemption, 5 Years	2,038
Expense Example, with Redemption, 10 Years	4,418
BTS Managed Income Fund Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	230
Expense Example, with Redemption, 3 Years	1,248
Expense Example, with Redemption, 5 Years	2,266
Expense Example, with Redemption, 10 Years	$ 4,817